Share-based Compensation - Schedule of Omnibus Incentive Plan (Details) - Restricted Stock Units And Performance Shares - Omnibus Incentive Plan shares in Millions	3 Months Ended
Jun. 30, 2026 $ / shares shares
Awards
Outstanding, beginning of period (in shares) | shares	18
Granted (in shares) | shares	11
Vested (in shares) | shares	(4)
Cancelled and forfeited (in shares) | shares	(1)
Outstanding, ending of period (in shares) | shares	24
Weighted Average Grant Date Fair Value Per Award
Outstanding, beginning of period (in dollars per share) | $ / shares	$ 120.64
Granted (in dollars per share) | $ / shares	208.44
Vested (in dollars per share) | $ / shares	117.88
Cancelled and forfeited (in dollars per share) | $ / shares	141.16
Outstanding, ending of period (in dollars per share) | $ / shares	$ 159.77